Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Contractual obligation	$ 12,818
ROU assets impairment	$ 0	$ 0
Office and Manufacturing Facilities | Operating Leases Expiring in 2023 to 2027
Lessee, Lease, Description [Line Items]
Number of operating leases | lease	4
Office and Manufacturing Facilities | Month-to-Month Operating Lease
Lessee, Lease, Description [Line Items]
Number of operating leases | lease	1
Office, Manufacturing and R&D Facilities
Lessee, Lease, Description [Line Items]
Number of operating leases | lease	3
R&D Facility
Lessee, Lease, Description [Line Items]
Contractual obligation	$ 500
Manufacturing Facility
Lessee, Lease, Description [Line Items]
Contractual obligation	$ 10,900